Fair Value Of Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Investments, All Other Investments [Abstract]
Fair Value Of Financial Instruments
FAIR VALUE OF FINANCIAL INSTRUMENTS
The carrying amounts on the accompanying consolidated balance sheet for cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities, and current debt are carried at cost, which approximates market value due to their short-term nature. Long-term debt related to the building loan is carried at cost, which approximates market value based on the borrowing rates currently available to the Company with similar terms and maturities.
At March 31, 2013 the carrying value of the outstanding debt represented by the Notes was $297.0 million, including the remaining unamortized discount of approximately $3.5 million related to the October Notes and the remaining unamortized premium of approximately $0.5 million related to the December Notes. Based on the quoted market price, the fair value of the Notes was determined to be approximately $319.2 million at March 31, 2013.
The fair value of the derivative instruments is computed based on the difference between the prices provided by the fixed-price contracts and forward market prices as of the specified date, as adjusted for basis differentials. Forward market prices for oil are dependent upon supply and demand factors in such forward market and are subject to significant volatility.

FAIR VALUE OF FINANCIAL INSTRUMENTS
The carrying amounts on the accompanying consolidated balance sheet for cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities, and current and long-term debt related to the building loans are carried at cost, which approximates market value.
At December 31, 2012 the carrying value of the outstanding debt represented by the Notes was $296,895,000, including the remaining unamortized discount of approximately $3,595,000 related to the October Notes and the remaining unamortized premium of approximately $490,000 related to the December Notes. Based on the quoted market price, the fair value of the Notes was determined to be approximately $308,250,000 at December 31, 2012.
The fair value of the derivative instruments is computed based on the difference between the prices provided by the fixed-price contracts and forward market prices as of the specified date, as adjusted for basis differentials. Forward market prices for oil are dependent upon supply and demand factors in such forward market and are subject to significant volatility.